Note 16 - Subsequent (Details Textual) - USD ($)						6 Months Ended
	Aug. 03, 2016	Jul. 26, 2016	Jul. 07, 2016	Jul. 06, 2016	Jun. 17, 2016	Jun. 30, 2016	Jun. 30, 2015	Aug. 19, 2016	Jul. 05, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2013
Subsequent Event [Member] | Private Placement [Member]
Proceeds from Issuance or Sale of Equity				$ 1,250,000
Share Price				$ 1.40
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Conversion of Stock, Shares Converted				1
Preferred Stock, Par or Stated Value Per Share				$ 0.001
Subsequent Event [Member] | Amended and Restated Warrants [Member]
Share Price			$ 7.60
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 3.80	$ 5
Warrants, Exercisable, Threshold Consecutive Trading Days			10
Warrants, Exercisable, Threshold Trading Days			30
Beneficial Ownership Limitation, Percentage			9.99%
Subsequent Event [Member] | The 2016 Equity Incentive Plan and Non-Executive Equity Incentive Plan [Member] | Directors and Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	681,500
Subsequent Event [Member] | The 2016 Equity Incentive Plan and Non-Executive Equity Incentive Plan [Member]
Share Price	$ 2.25
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	931,500
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Common Stock, Capital Shares Reserved for Future Issuance								250,000
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share									$ 0.001
Common Stock, Pre-Reverse Stock Split, Conversion, Shares									20
Private Placement, Securities, Units for Sale				892,857
Conversion of Stock, Shares Converted		446,429
Warrant, Conversion to Common Stock, Exercise Price				$ 3
Private Placement [Member]
Common Stock, Par or Stated Value Per Share					$ 0.001
Proceeds from Issuance or Sale of Equity					$ 2,230,000
Common Stock, Par or Stated Value Per Share						$ 0.001				$ 0.001	$ 0.001
Proceeds from Issuance or Sale of Equity						$ 2,230,000
Share Price						$ 3.40				7.60		$ 49.40
Preferred Stock, Par or Stated Value Per Share						0.001				$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 5